Employee benefits (Details 6)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Employee benefits [Abstract]
Discount rate as at December, 31	10.50%	9.25%	9.00%
Rate for future salary increases	4.50%	4.50%	4.50%
Social security wage increase rate	3.50%	3.50%	3.50%